Note 8 - Accrued Liabilities - Summary of Accrued Liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer deposits	$ 72,192	$ 611,341
Accrued compensation and benefits	91,325	532,435
Other payables	124,484	518,734
Due to Arthrex		31,785
Accrued professional fees	213,116	190,787
Accrued loss on abandonment of lease, current portion	88,560	103,173
Accrued Angel machine rework costs	465,000	465,000	$ 600,000
	$ 1,054,677	$ 2,453,255